Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash	$ 33,916	$ 42,121	$ 101,880
Accounts receivable, net	375,970	453,623	113,218
Inventory, net	627,369	531,249	568,229
Loan receivables	191,776	157,872	10,000
Other current assets	2,099,634	756,565	190,338
Total current assets	3,328,665	1,941,432	983,665
Equipment, net	450,852	195,180	61,792
Intangible Asset	11,550	12,600	73,125
Other assets	68,751	38,751	27,081
Total Assets	3,859,818	2,187,963	1,145,663
Current liabilities:
Note payable due to bank	25,982	25,982	25,982
Accounts payable and accrued liabilities	1,368,547	1,707,641	1,503,920
Accounts payable - related party			23,086
Customer deposits	310,128	329,509	232,591
Unearned revenue	65,013	110,142	63,304
Other payable	367,239	241,771	223,482
Accrued interest	448,942	493,365	116,236
Accrued compensation and personnel related payables	24,528	869,673	11,403
Note Payable	20,000	20,000
Notes payable - related parties	18,000	23,000	70,666
Loans payable	190,755	329,029	192,801
Loans payable - related party	30,000	30,000	228,412
Convertible notes payable, net	1,059,655	2,399,941	1,502,023
Derivative liabilities	2,541,563	3,069,616	1,134,000
Warrants liabilities	39,192	40,400	25,250
Shares to be issued	50,000	2,691,000	893,000
Total current liabilities	6,559,544	12,381,069	6,246,156
Total liabilities	6,559,544	12,381,069	6,246,156
Stockholders' deficiency:
Preferred stock ($0.001 par value, 10,000,000 shares authorized, 2,000,000, 0 and 0 issued and outstanding at March 31, 2019 and June 30, 2018 and 2017, respectively)	2,000
Common stock ($0.001 par value, 1,990,000,000 shares authorized, 660,473,827, 246,135,203 and 226,734,372 shares issued and outstanding at March 31, 2019 and June 30, 2018 and 2017, respectively)	660,474	246,136	226,735
Additional paid-in capital	59,550,187	21,952,560	20,768,185
Shares issued advance for Investment	(18,000,000)
Shares to Be Issued, Preferred Shares		2,000,000	2,000,000
Shares to Be Issued, Common Shares		467,996	467,996
Accumulated deficiency	(44,912,387)	(34,859,799)	(28,563,409)
Total stockholders' equity (deficiency)	(2,699,726)	(10,193,106)	(5,100,493)
Total liabilities and stockholders' equity (deficiency)	$ 3,859,818	$ 2,187,963	$ 1,145,663